UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – March 31, 2019

Item 1.  Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund

Portfolio of Investments (unaudited)
March 31, 2019

United States Government and Agency Obligations 96.90%

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Federal Farm Credit Bank 52.30%

Floating Rates:

(Federal Reserve Bank Effective Rate + 0.12%)

2.53

02/18/20

$
3,000,000

$
3,001,025

(Federal Reserve Bank Prime Loan + (2.98)%)

2.52

02/20/20

2,500,000

2,500,340

(Federal Reserve Bank Prime Loan + (2.96)%)

2.54

07/09/20

5,000,000

5,001,709

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%)

2.57

04/12/19

3,000,000

3,000,108

(U.S. Treasury 3 Month Bill Money Market Yield + 0.09%)

2.51

06/19/19

8,000,000

8,000,643

(USD 1 Month LIBOR + 0.05%)

2.54

02/21/20

3,000,000

3,001,293

24,505,118

Federal Home Loan Bank 13.86%

Fixed Rates:

1.50

04/26/19

5,500,000

5,496,711

1.20

05/23/19

1,000,000

998,271

6,494,982

U.S. Treasury Bill 30.74% ◊

Yield to Maturity:

2.39

06/13/19

10,000,000

9,952,090

2.47

09/05/19

4,500,000

4,453,616

14,405,706

Investments, at value 96.90%

45,405,806

(cost $45,398,624)

Other assets and liabilities, net 3.10%

1,452,135

Net Assets 100.00%

$
46,857,941

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds 94.93%

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Alabama 0.21%

City of Bessemer Electric Revenue, Alabama, Refunding, RB AGM

3.10

12/01/21

$
100,000

$
101,827

Arizona 0.46%

City of Tempe, Arizona, GO Unlimited, Series A

2.00

07/01/19

220,000

220,266

Arkansas 1.07%

City of Hot Springs Wastewater Revenue, Arkansas, RB

4.00

12/01/19

510,000

517,461

California 0.67%

Newman-Crows Landing Unified School District, California, Refunding, GO Unlimited AGM

4.00

08/01/19

115,000

115,999

Riverside County Redevelopment Successor Agency, California, Refunding, Tax Allocation Bond

5.00

10/01/19

200,000

203,464

State of California, California, GO Unlimited

5.00

12/01/19

5,000

5,014

324,477

Colorado 2.49%

City & County of Denver Airport System Revenue, Colorado, RB, Series B

5.00

11/15/27

300,000

333,081

City of Glendale, Colorado, Refunding, COP AGM

5.00

12/01/25

750,000

872,723

1,205,804

Florida 10.17%

City of Jacksonville, Florida, Refunding, RB, Series C

5.00

10/01/20

270,000

283,036

City of Leesburg, Florida, Refunding, RB

5.00

10/01/21

405,000

436,278

City of Margate Water & Sewer Revenue, Florida, Refunding, RB AGM

4.00

10/01/19

250,000

252,872

City of Miramar, Florida, Refunding, RB

5.00

10/01/22

305,000

338,992

County of St. Johns, Florida, Refunding, RB AGM

5.00

10/01/20

310,000

325,767

Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Florida, RB, Series A

5.00

08/15/19

290,000

293,480

Florida Department of Management Services, Florida, Refunding, COP, Series A

5.00

08/01/19

500,000

505,685

Orlando Utilities Commission, Florida, RB ‡

1.47

10/01/33

870,000

870,000

Pinellas County Health Facilities Authority, Florida, RB ‡

1.50

11/01/38

1,000,000

1,000,000

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Florida (cont’d)

State of Florida, Florida, Refunding, GO Unlimited

5.00

06/01/28

$
500,000

$
607,355

4,913,465

Georgia 0.62%

Cobb County Hospital Authority, Georgia, RB ‡

1.50

04/01/36

300,000

300,000

Idaho 0.50%

Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Idaho, RB, Series A

5.00

07/15/21

225,000

241,427

Illinois 4.89%

Chicago Board of Education, Illinois, GO Unlimited, Series A NATL

5.25

12/01/19

300,000

305,088

Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, Illinois, Refunding, GO Unlimited

5.75

12/01/19

500,000

512,895

County of Du Page, Jail Project, Illinois, Refunding, GO Unlimited

5.60

01/01/21

145,000

152,208

Du Page County School District No. 33 West Chicago, Illinois, Refunding, GO Unlimited, Series B

4.00

12/01/21

1,000,000

1,056,250

Regional Transportation Authority, Illinois, RB, Series A, AMBAC

7.20

11/01/20

65,000

68,812

Village of Fox Lake, Debt Certificates, Illinois, RB, Series B

3.00

11/01/19

265,000

267,072

2,362,325

Indiana 0.76%

Merrillville Redevelopment Authority, Indiana, Tax Allocation Bond

5.00

08/15/20

350,000

365,369

Iowa 1.32%

City of Clive, Iowa, Refunding, GO Unlimited, Series A

2.00

06/01/19

235,000

235,200

Iowa State Board of Regents, University of Iowa Hospitals and Clinics, Iowa, Refunding, RB, Series A

3.00

09/01/19

400,000

402,480

637,680

Kentucky 1.12%

Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A

5.00

05/15/23

500,000

542,825

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Louisiana 2.81%

Louisiana Housing Corp., Louisiana, RB FHLMC

2.15

12/01/24

$
465,000

$
467,925

State of Louisiana, Louisiana, Prefunding, GO Unlimited, Series A

5.00

08/01/26

800,000

890,064

1,357,989

Massachusetts 0.68%

Massachusetts Housing Finance Agency, Massachusetts, Refunding, RB

2.15

12/01/21

330,000

330,624

Michigan 2.05%

City of Wyoming, Water Supply System, Michigan, Refunding, RB

4.00

06/01/20

215,000

221,074

Oxford Area Community School District, Michigan, Refunding, GO Unlimited, Series A Q-SBLF

5.00

05/01/22

365,000

401,974

State of Michigan Trunk Line Revenue, Michigan, Refunding, RB

4.50

11/01/26

105,000

106,903

Wayne County Airport Authority, Detroit Metropolitan Airport, Michigan, Refunding, RB, Series C

4.00

12/01/19

255,000

259,123

989,074

Minnesota 0.61%

City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Minnesota, RB AGM ‡

1.51

08/15/25

295,000

295,000

Missouri 2.97%

City of Kansas City, Missouri, Refunding, RB, Series B

5.00

08/01/19

650,000

657,260

City of Kansas City Water Revenue, Missouri, RB, Series F AGM

4.00

12/01/22

250,000

271,078

Missouri State Regional Convention & Sports Complex Authority, Missouri, Refunding, RB, Series A

5.00

08/15/19

500,000

506,430

1,434,768

Nevada 0.66%

Las Vegas Valley Water District, Nevada, Refunding, GO Limited, Series D

5.00

06/01/27

315,000

316,767

New Jersey 1.05%

Middlesex County Improvement Authority, New Jersey, RB

5.00

07/01/25

425,000

507,454

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

New York 10.47%

City of New York, New York, GO Unlimited ‡

1.55

08/01/44

$
1,000,000

$
1,000,000

City of New York, New York, GO Unlimited, Series B

5.00

08/01/19

400,000

404,616

City of New York, New York, GO Unlimited, Series E

5.25

08/01/22

875,000

979,055

City of New York, New York, GO Unlimited, Series I

5.00

08/01/22

1,000,000

1,110,840

Long Island Power Authority, New York, RB, Series B

5.00

09/01/21

465,000

502,851

Nassau County Industrial Development Agency, New York Institute of Technology Project, New York, Refunding, RB, Series A

5.00

03/01/21

350,000

360,944

New York City Water & Sewer System, New York, RB ‡

1.45

06/15/38

200,000

200,000

New York State Housing Finance Agency, New York, RB ‡

1.50

05/15/37

500,000

500,000

5,058,306

North Carolina 2.62%

City of Charlotte, Equipment Acquisition & Public Facilities, North Carolina, COP, Series A

5.00

10/01/21

1,000,000

1,051,080

County of Beaufort, North Carolina, RB

5.00

06/01/21

200,000

213,804

1,264,884

Ohio 0.30%

City of Cleveland Parking Facility Revenue, Ohio, Refunding, RB AGM

5.25

09/15/22

130,000

145,783

Oregon 0.43%

Oregon State Facilities Authority, Legacy Health Project, Oregon, Refunding, RB, Series A

4.50

05/01/20

200,000

206,034

Pennsylvania 3.56%

Allegheny County Sanitary Authority, Pennsylvania, Refunding, RB AGM

5.00

06/01/19

700,000

703,836

Reading School District, Pennsylvania, GO Unlimited, Series A

5.00

04/01/20

400,000

411,548

Township of Penn PA, Pennsylvania, GO Unlimited BAM

1.85

05/15/21

325,000

324,298

Wilkes-Barre Finance Authority, University of Scranton, Pennsylvania, Refunding, RB, Series A

5.00

11/01/19

275,000

280,363

1,720,045

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Rhode Island 2.48%

Rhode Island Housing & Mortgage Finance Corp., Rhode Island, RB ‡

1.56

04/01/39

$
1,200,000

$
1,200,000

South Carolina 2.44%

City of Columbia SC Waterworks & Sewer System Revenue, South Carolina, RB ‡

1.50

02/01/38

100,000

100,000

City of North Charleston, South Carolina, Tax Allocation Bond ‡

1.55

09/01/37

480,000

480,000

Spartanburg Regional Health Services District, South Carolina, Refunding, RB, Series A

5.00

04/15/19

600,000

600,708

1,180,708

Tennessee 1.57%

City of Memphis Sanitary Sewerage System Revenue, Tennessee, Refunding, RB AGM

5.00

05/01/20

200,000

207,472

The Public Building Authority of Sevier County TN, Tennessee, RB ‡

1.51

06/01/32

350,000

350,000

Town of Rogersville TN, Tennessee, Refunding, GO Unlimited

2.00

06/01/20

200,000

200,824

758,296

Texas 28.82%

Aldine Independent School District, Texas, Refunding, GO Unlimited PSF-GTD

5.00

02/15/28

750,000

899,520

Bryan Independent School District, Texas, GO Unlimited, Series A PSF-GTD

5.00

02/15/22

410,000

449,167

City of Arlington, Certificates of Obligation, Texas, GO Limited, Series B

2.00

08/15/19

500,000

500,910

City of Austin, Texas, Refunding, RB ‡

1.50

11/15/29

900,000

900,000

City of Cedar Hill, Texas, Refunding, GO Limited

5.00

02/15/22

800,000

873,592

City of Center, Certificates of Obligation, Texas, GO Limited AGM ◊

3.07

02/15/20

150,000

147,681

City of Longview Waterworks & Sewer System Revenue, Texas, Refunding, RB

3.00

03/01/22

610,000

631,002

City of Pharr, Texas, Refunding, GO Limited, Series A

5.00

08/15/20

285,000

298,107

City of Plano, Texas, Refunding, GO Limited

5.00

09/01/19

1,000,000

1,014,410

City of Round Rock, Texas, Refunding, GO Limited

2.00

08/15/19

465,000

465,763

City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB

3.00

08/01/19

90,000

90,415

City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB

3.00

08/01/20

95,000

96,756

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Texas (cont’d)

Corpus Christi Business & Job Development Corp., Seawall Project, Texas, Refunding, RB

5.00

03/01/20

$
350,000

$
360,682

Dimmitt Independent School District, Texas, GO Unlimited PSF-GTD

3.00

02/15/22

305,000

315,266

Ector County Independent School District, Texas, GO Unlimited PSF-GTD

5.00

08/15/29

400,000

450,688

Harris County Municipal Utility District No. 382, Texas, Refunding, GO Unlimited BAM

3.00

04/01/22

305,000

310,139

Lower Colorado River Authority, LCRA Transmission Services Corp., Texas, Refunding, RB, Series A

5.00

05/15/21

500,000

535,125

Lubbock-Cooper Independent School District, Texas, GO Unlimited PSF-GTD

3.00

02/15/22

755,000

783,856

Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Texas, Refunding, RB

5.00

12/01/21

500,000

538,490

Red River Education Finance Corp., Texas, RB ‡

1.50

03/15/35

700,000

700,000

San Antonio Water System, Texas, Refunding, RB

4.50

05/15/21

400,000

424,556

State of Texas, Texas, Refunding, GO Unlimited

5.00

10/01/20

550,000

577,973

Texas City Independent School District/TX, Texas, Refunding, GO Unlimited PSF-GTD

5.00

08/15/28

410,000

483,546

Texas State Public Finance Authority Charter School Finance Corp., Texas, Prefunding, RB, Series A

6.20

02/15/40

2,000,000

2,078,000

13,925,644

Utah 0.70%

Utah State Building Ownership Authority, State Facilities Master Lease Program, Utah, Refunding, RB, Series C AGM

5.50

05/15/19

35,000

35,166

Washington County-St George Interlocal Agency, Utah, Refunding, RB, Series A

4.00

12/01/19

300,000

304,710

339,876

See notes to portfolios of investments.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)
March 31, 2019

Municipal Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Washington 6.43%

County of Thurston, Washington, Refunding, GO Limited

5.00

12/01/20

$
1,625,000

$
1,717,527

Spokane Public Facilities District, Washington, Refunding, RB, Series B

5.00

12/01/21

950,000

1,031,387

Tacoma Metropolitan Park District, Washington, Refunding, GO Unlimited, Series B

4.00

12/01/19

355,000

360,882

3,109,796

Investments, at value 94.93%

45,873,974

(cost $45,830,096)

Other assets and liabilities, net 5.07%

2,451,982

Net Assets 100.00%

$
48,325,956

See notes to portfolios of investments.

All American Equity Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 91.19%

Shares

Value

Airlines 3.09%

Southwest Airlines Co.

8,492

$
440,820

Beverages - Wine/Spirits 3.07%

Constellation Brands, Inc., Class A

2,494

437,273

Chemicals - Diversified 3.03%

Celanese Corp., Class A

4,375

431,419

Commercial Banks 3.02%

Zions Bancorp.

9,487

430,805

Commercial Banks - Southern US 3.02%

Regions Financial Corp.

30,393

430,061

Computer Services 3.04%

Cognizant Technology Solutions Corp., Class A

5,972

432,671

Computers 3.04%

Hewlett Packard Enterprise Co.

28,028

432,472

Computers - Memory Devices 3.06%

NetApp, Inc.

6,288

436,010

Diversified Manufacturing Operations 3.03%

AO Smith Corp.

8,101

431,945

Electric - Integrated 3.04%

Evergy, Inc.

7,449

432,415

Electronic Components - Semiconductors 3.02%

Broadcom, Inc.

1,432

430,617

Finance - Credit Card 6.09%

Mastercard, Inc., Class A

1,841

433,463

Visa, Inc., Class A

2,778

433,896

867,359

Food - Meat Products 3.07%

Tyson Foods, Inc., Class A

6,291

436,784

Medical - Biomedical/Genetics 3.04%

Amgen, Inc.

2,278

432,774

Medical - Drugs 6.08%

AbbVie, Inc.

5,361

432,043

Zoetis, Inc.

4,314

434,290

866,333

See notes to portfolios of investments.

All American Equity Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Medical Products 3.06%

Baxter International, Inc.

5,359

$
435,740

Oil Companies - Exploration & Production 9.02%

Anadarko Petroleum Corp.

9,485

431,378

Cimarex Energy Co.

6,128

428,347

Pioneer Natural Resources Co.

2,797

425,927

1,285,652

REITS - Diversified 3.07%

American Tower Corp. REIT

2,218

437,079

Retail - Apparel/Shoe 3.06%

Ross Stores, Inc.

4,676

435,336

Retail - Consumer Electronics 3.03%

Best Buy Co., Inc.

6,083

432,258

Retail - Restaurants 6.08%

Starbucks Corp.

5,842

434,294

Yum! Brands, Inc.

4,330

432,178

866,472

Super-Regional Banks - US 3.01%

KeyCorp

27,259

429,329

Supranational Bank 3.03%

Comerica, Inc.

5,881

431,195

Tobacco 3.06%

Altria Group, Inc.

7,590

435,894

Transportation - Rail 3.03%

Norfolk Southern Corp.

2,310

431,716

Total Common Stocks

12,990,429

(cost $13,031,566)

Corporate Non-Convertible Bond 2.48%

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Gold Mining 2.48%

Gran Colombia Gold Corp.

8.25

04/30/24

$
352,000

353,760

(cost $352,967)

Exchange Traded Funds 3.38%

Shares

Communication Services Select Sector SPDR Fund ETF

3,000

140,310

Energy Select Sector SPDR Fund ETF

500

33,060

Real Estate Select Sector SPDR Fund ETF

4,400

159,368

See notes to portfolios of investments.

All American Equity Fund

Portfolio of Investments (unaudited)
March 31, 2019

Exchange Traded Funds (cont’d)

Shares

Value

Technology Select Sector SPDR Fund ETF

2,000

$
148,000

Total Exchange Traded Funds

480,738

(cost $454,723)

Put Option Purchased 0.56%

           Strike
           Price

           Exp.
           Date

           Notional
           Contract
           Value

Contracts

Exchange Traded Fund 0.56%

SPDR S&P 500 ETF Trust

$
236.00

01/20

$
5,649,600

200

80,300

(premiums paid $333,609)

Investments, at value 97.61%

13,905,227

(cost $14,172,865)

Other assets and liabilities, net 2.39%

340,357

Net Assets 100.00%

$
14,245,584

See notes to portfolios of investments.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 86.87%

Shares

Value

Aerospace/Defense 5.17%

The Boeing Co.

5,008

$
1,910,151

Building - Residential/Commercial 2.57%

LGI Homes, Inc. *

15,752

948,900

Chemicals - Specialty 3.43%

Ingevity Corp. *

11,978

1,264,997

Coal 2.62%

CONSOL Energy, Inc. *

28,254

966,852

Commercial Services 2.59%

Medifast, Inc.

7,508

957,645

Data Processing/Management 3.48%

Fair Isaac Corp. *

4,731

1,285,081

Decision Support Software 5.18%

MSCI, Inc.

9,619

1,912,642

E-Commerce/Services 2.58%

Stamps.com, Inc. *

11,719

954,044

Electronic Secure Devices 3.46%

Allegion PLC

14,076

1,276,834

Energy - Alternate Sources 0.00%

Pacific Green Energy Corp. #*@

100,000

0

Finance - Consumer Loans 2.59%

Enova International, Inc. *

41,885

955,816

Finance - Credit Card 3.48%

Alliance Data Systems Corp.

7,336

1,283,653

Finance - Investment Banker/Broker 3.46%

Evercore, Inc., Class A

14,045

1,278,095

Food - Confectionery 5.18%

The Hershey Co.

16,643

1,911,116

Home Furnishings 3.39%

Tempur Sealy International, Inc. *

21,735

1,253,457

Instruments - Controls 2.61%

Control4 Corp. *

57,015

965,264

See notes to portfolios of investments.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Machinery - Pumps 3.46%

Graco, Inc.

25,803

$
1,277,765

Medical - Biomedical/Genetics 3.42%

Exelixis, Inc. *

53,059

1,262,804

Medical - HMO 2.63%

Tivity Health, Inc. *

55,344

971,841

Medical - Hospitals 0.00%

African Medical Investments PLC #*@

1,000,000

0

Office Automation & Equipment 2.60%

Pitney Bowes, Inc.

139,779

960,282

Oil Companies - Exploration & Production 5.21%

Bonanza Creek Energy, Inc. *

43,629

989,942

CruzSur Energy Corp., 144A #*Δ

50,000

4,864

Penn Virginia Corp. *

21,068

929,099

1,923,905

Pastoral & Agricultural 2.61%

Phibro Animal Health Corp., Class A

29,189

963,237

Real Estate Management/Services 2.59%

Marcus & Millichap, Inc. *

23,504

957,318

Real Estate Operating/Development 0.51%

Pacific Infrastructure Ventures, Inc. #*@+

426,533

186,736

Recreational Vehicles 3.43%

Polaris Industries, Inc.

14,993

1,265,859

Semiconductor Equipment 5.19%

KLA-Tencor Corp.

16,064

1,918,202

Television 3.43%

AMC Networks, Inc., Class A *

22,347

1,268,416

Total Common Stocks

32,080,912

(cost $31,938,929)

Corporate Non-Convertible Bonds 3.03%

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Electric - Generation 0.59%

Interamerican Energy Corp. #@+

15.00

11/08/21

$
216,292

216,292

See notes to portfolios of investments.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)
March 31, 2019

Corporate Non-Convertible Bonds (cont’d)

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Value

Gold Mining 2.44%

Gran Colombia Gold Corp.

8.25

04/30/24

$
897,261

$
901,747

Total Corporate Non-Convertible Bonds

1,118,039

(cost $1,116,016)

Exchange Traded Funds 3.31%

Shares

Communication Services Select Sector SPDR Fund ETF

7,900

369,483

Energy Select Sector SPDR Fund ETF

1,300

85,956

Real Estate Select Sector SPDR Fund ETF

10,500

380,310

Technology Select Sector SPDR Fund ETF

5,200

384,800

Total Exchange Traded Funds

1,220,549

(cost $1,156,582)

Warrant 0.00%

        Exercise
Price

           Exp.
           Date

Oil Companies - Exploration & Production 0.00%

CruzSur Energy Corp., 144A #*Δ

$
10.50

07/31/22

50,000

1,684

(cost $0)

Put Option Purchased 0.54%

           Strike
           Price

           Exp.
           Date

           Notional
           Contract
           Value

Contracts

Value

Exchange Traded Fund 0.54%

SPDR S&P 500 ETF Trust

$
236.00

01/20

$
14,124,000

500

200,750

(premiums paid $833,180)

Investments, at value 93.75%

34,621,934

(cost $35,044,707)

Other assets and liabilities, net 6.25%

2,308,603

Net Assets 100.00%

$
36,930,537

See notes to portfolios of investments.

Global Resources Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 78.27%

Shares

Value

Agricultural Chemicals 1.89%

CF Industries Holdings, Inc.

15,000

$
613,200

The Mosaic Co.

20,000

546,200

1,159,400

Building & Construction Products - Miscellaneous 0.99%

Louisiana-Pacific Corp.

25,000

609,500

Building Products - Cement 1.19%

Anhui Conch Cement Co., Ltd.

120,000

734,269

Building Products - Wood 0.90%

Norbord, Inc.

20,000

551,053

Chemicals - Diversified 4.09%

Dongyue Group, Ltd.

1,500,000

1,043,283

Nitto Denko Corp.

12,200

643,052

Tokuyama Corp.

35,000

828,446

2,514,781

Coal 0.00%

Caribbean Resources Corp. #*@~

17

0

Walter Energy, Inc., 144A #*Δ

4,293

9

9

Commercial Service - Finance 0.11%

BIG Blockchain Intelligence Group, Inc. *

1,205,000

67,628

Diamonds/Precious Stones 0.22%

Barksdale Capital Corp. *

400,000

134,695

Rockwell Diamonds, Inc., 144A #*@Δ

63,333

0

134,695

Diversified Minerals 8.97%

Anglo American PLC

40,000

1,069,855

Anglo Pacific Group PLC

117,400

257,193

BHP Group, Ltd., ADR

15,000

820,050

Encanto Potash Corp., 144A #*Δ

300,000

31,429

Libero Copper Corp. *~

3,875,000

311,716

Livent Corp. *

25,000

307,000

Lumina Gold Corp. *

750,000

336,738

Lundin Mining Corp.

125,000

579,938

Mako Mining Corp. *

1,200,000

116,736

Niocan, Inc., 144A #*Δ

362,069

50,124

Salazar Resources, Ltd. *

3,000,000

331,126

Sun Metals Corp. *

500,000

175,852

Teck Resources, Ltd., Class B

25,000

578,441

Teck Resources, Ltd., Class B

18,000

417,240

See notes to portfolios of investments.

Global Resources Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Diversified Minerals (cont’d)

VR Resources, Ltd. *

1,125,000

$
130,486

5,513,924

Electric - Integrated 1.76%

AGL Energy, Ltd.

70,000

1,082,692

Electronics - Military 0.01%

Global UAV Technologies, Ltd. *

423,000

7,913

Energy - Alternate Sources 2.75%

Pacific Green Energy Corp. #*@~

2,400,000

0

Polaris Infrastructure, Inc.

100,000

847,084

Vestas Wind Systems A/S

10,000

842,862

1,689,946

Finance - Investment Banker/Broker 0.63%

GoldMoney, Inc. *

200,000

386,126

Forestry 0.95%

Interfor Corp. *

50,000

586,673

Gold Mining 7.59%

Chesapeake Gold Corp., 144A *Δ

52,400

72,541

Corona Minerals, Ltd. #*@

5,000

0

Dundee Precious Metals, Inc. *

260,000

861,900

Gran Colombia Gold Corp. *

4,100

11,260

Kirkland Lake Gold, Ltd.

10,000

304,100

Lundin Gold, Inc. *

225,000

867,101

NGEx Resources, Inc. *

461,000

346,420

NGEx Resources, Inc. *

255,900

191,492

Northern Star Resources, Ltd.

50,000

317,655

Red Pine Exploration, Inc. *

1,500,000

56,123

Revival Gold, Inc. *

1,000,000

538,781

Royal Road Minerals, Ltd. *

5,750,000

645,415

Sandstorm Gold, Ltd. *

82,000

449,360

4,662,148

Information Technology 0.61%

Abaxx Technologies, Inc., 144A #*@Δ

1,250,000

374,153

Medical - Hospitals 0.00%

African Medical Investments PLC #*@

2,507,500

0

Metal - Copper 2.34%

CopperBank Resources Corp. *

1,300,000

58,368

Hudbay Minerals, Inc.

100,000

714,633

Turquoise Hill Resources, Ltd. *

400,000

664,000

1,437,001

See notes to portfolios of investments.

Global Resources Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Metal - Diversified 5.97%

Ascendant Resources, Inc. *

300,000

$
114,491

Chakana Copper Corp. *

520,000

153,702

Filo Mining Corp. *

134,650

241,823

Filo Mining Corp. *

115,250

199,021

Galway Metals, Inc. *

450,000

111,124

GoviEx Uranium, Inc., 144A #*Δ

58,000

6,944

Ivanhoe Mines, Ltd. *

305,900

732,503

Luminex Resources Corp. *

120,615

61,375

MMC Norilsk Nickel PJSC, ADR

15,000

316,800

NorthIsle Copper & Gold, Inc. *

258,500

14,508

Novo Resources Corp. *

158,600

327,561

Orsu Metals Corp., 144A #*Δ

14,761

2,651

Sandfire Resources NL

170,000

835,551

South32, Ltd.

125,000

331,974

Troilus Gold Corp. *

294,000

222,202

3,672,230

Metal - Iron 0.54%

Consolidated Growth Holdings, Ltd. #*@

19,859,173

0

Novolipetsk Steel PJSC, GDR

13,000

333,710

WAI Capital Investment Corp., 144A #*@Δ

292,500

0

333,710

Mining Services 0.10%

Cordoba Minerals Corp. *

1,000,000

63,606

Natural Resource Technology 0.20%

I-Pulse, Inc., 144A #*@+Δ

15,971

120,741

Non-Ferrous Metals 0.19%

Group Eleven Resources Corp. *

366,500

30,168

InZinc Mining, Ltd. *

2,000,000

71,089

Sterling Group Ventures, Inc., 144A #*Δ

500,000

13,900

115,157

Oil Companies - Exploration & Production 5.71%

Africa Energy Corp., 144A #*Δ

2,110,889

402,796

Canadian Natural Resources, Ltd.

20,000

550,000

CNOOC, Ltd., ADR

4,000

743,040

CNOOC, Ltd.

400,000

745,072

ConocoPhillips

10,000

667,400

CruzSur Energy Corp. *

250,000

24,320

CruzSur Energy Corp. #*@+

50,000

4,426

CruzSur Energy Corp., 144A #*Δ

200,000

19,456

Frontera Energy Corp.

35,000

296,741

Ivanhoe Energy, Inc. #*

18,719

6

Range Energy Resources, Inc., 144A #*Δ

15,000,000

56,123

See notes to portfolios of investments.

Global Resources Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Oil Companies - Exploration & Production (cont’d)

U.S. Oil Sands, Inc., 144A #*@Δ

198,000

$
0

3,509,380

Oil Companies - Integrated 8.12%

China Petroleum & Chemical Corp., ADR

7,500

596,250

Eni SpA, ADR

20,000

704,800

Equinor ASA, ADR

25,000

549,250

Gazprom PJSC, ADR

31,000

139,934

LUKOIL PJSC, ADR

16,100

1,442,560

Royal Dutch Shell PLC, ADR

10,000

625,900

Suncor Energy, Inc.

20,000

648,600

Surgutneftegas OJSC, ADR

76,000

283,480

4,990,774

Oil Companies - US Royalty Trusts 0.08%

BP Prudhoe Bay Royalty Trust

1,500

39,900

San Juan Basin Royalty Trust

2,000

10,740

50,640

Oil Refining & Marketing 2.55%

Grupa Lotos SA

25,000

543,126

PBF Energy, Inc., Class A

15,000

467,100

Saras SpA

300,000

555,968

1,566,194

Paper & Related Products 1.72%

Canfor Pulp Products, Inc.

45,000

501,403

Resolute Forest Products, Inc. *

70,000

553,000

1,054,403

Petrochemicals 1.16%

Sinopec Shanghai Petrochemical Co., Ltd., ADR

15,000

715,950

Precious Metals 1.37%

Brixton Metals Corp. #*@+

1,000,000

127,961

Wheaton Precious Metals Corp.

30,000

714,600

842,561

Real Estate Operating/Development 5.30%

Pacific Infrastructure Ventures, Inc. #*@+

7,443,544

3,258,784

REITS - Diversified 0.26%

Rayonier, Inc. REIT

5,000

157,600

Retail - Jewelry 0.09%

Mene, Inc. *

100,000

52,381

See notes to portfolios of investments.

Global Resources Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Rubber/Plastic Products 0.74%

Trinseo SA

10,000

$
453,000

Silver Mining 0.02%

Bunker Hill Mining Corp. *

391,000

13,166

Steel - Producers 9.15%

China Oriental Group Co., Ltd.

1,300,000

818,436

Cia Siderurgica Nacional SA, ADR *

56,000

230,160

Evraz PLC

170,000

1,375,391

Maanshan Iron & Steel Co., Ltd.

1,750,000

857,775

Nucor Corp.

12,500

729,375

Salzgitter AG

10,000

289,627

Severstal PJSC, GDR

84,800

1,322,880

5,623,644

Total Common Stocks

48,105,832

(cost $102,673,070)

Corporate Non-Convertible Bonds 6.85%

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Electric - Generation 4.22%

Interamerican Energy Corp. #@+

15.00

11/08/21

$
2,595,493

2,595,492

Gold Mining 2.63%

Gran Colombia Gold Corp.

8.25

04/30/24

1,606,000

1,614,030

Total Corporate Non-Convertible Bonds

4,209,522

(cost $4,205,902)

Exchange Traded Funds 2.99%

Shares

Global X Silver Miners ETF

6,000

158,400

Global X Uranium ETF

10,000

124,900

Invesco DB Agriculture Fund ETF

13,000

214,110

Invesco DB Base Metals Fund ETF

20,000

340,800

iShares U.S. Oil Equipment & Services ETF

1,950

49,257

ProShares Ultra Bloomberg Crude Oil ETF *

3,500

75,355

Teucrium Corn Fund ETF *

16,000

243,680

Teucrium Wheat Fund ETF *

25,000

132,250

U.S. Gasoline Fund LP ETF *

6,300

185,094

VanEck Vectors Gold Miners ETF

8,000

179,360

VelocityShares 3x Inverse Gold ETN *

2,900

134,125

Total Exchange Traded Funds

1,837,331

(cost $1,851,395)

See notes to portfolios of investments.

Global Resources Fund

Portfolio of Investments (unaudited)
March 31, 2019

Warrants 0.01%

           Exercise
           Price

           Exp.
           Date

Shares

Value

Electronics - Military 0.00%

Global UAV Technologies, Ltd., 144A #*@Δ

$
0.15

06/25/20

1,112,500

$
0

Gold Mining 0.00%

Troilus Gold Corp. #*@

2.50

11/21/20

294,000

0

Metal - Diversified 0.00%

Aguia Resources, Ltd., 144A #*@Δ

0.65

06/30/20

1,450,000

0

Non-Ferrous Metals 0.00%

Giyani Metals Corp., 144A #*@Δ

0.40

08/07/19

174,318

0

Oil Companies - Exploration & Production 0.01%

CruzSur Energy Corp., 144A #*Δ

10.50

07/31/22

200,000

6,735

Total Warrants

6,735

(cost $0)

Call Options Purchased 0.54%

           Strike
           Price

           Exp.
           Date

           Notional
           Contract
           Value

Contracts

Value

Exchange Traded Fund 0.11%

SPDR S&P Oil & Gas Exploration & Production ETF

$
30.00

04 /19

$
1,575,000

525

67,200

Gold Mining 0.15%

Barrick Gold Corp.

12.00

01 /21

270,000

225

75,150

Newmont Mining Corp.

37.00

04 /19

1,850,000

500

17,500

92,650

Precious Metals 0.28%

Wheaton Precious Metals Corp.

22.50

04 /19

2,700,000

1,200

169,800

Total Purchased Call Options

329,650

(premiums paid $268,167)

Investments, at value 88.66%

54,489,070

(cost $108,998,534)

Other assets and liabilities, net 11.34%

6,972,831

Net Assets 100.00%

$
61,461,901

See notes to portfolios of investments.

World Precious Minerals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 92.82%

Shares

Value

Advanced Materials/Production 4.15%

Nano One Materials Corp. *

3,025,000

$
2,897,445

Capital Pools 0.37%

Magna Gold Corp. #*@

1,000,000

261,907

Coal 0.00%

Caribbean Resources Corp. #*@

4

0

Diamonds/Precious Stones 1.30%

Barksdale Capital Corp. *~

2,700,000

909,193

Rockwell Diamonds, Inc., 144A #*@Δ

171,667

0

909,193

Diversified Minerals 4.24%

Argo Gold, Inc. *~

2,342,500

341,817

Argo Gold, Inc. #*@~+

625,000

86,640

Bluebird Battery Metals, Inc. *

1,000,000

220,751

Calibre Mining Corp. *

450,000

168,369

Erdene Resource Development Corp. *

300,000

47,143

Gatling Exploration, Inc. *

992,857

248,892

Golden Predator Mining Corp. *

1,200,000

202,043

Indochine Mining, Ltd. #*@

10,000

0

Lithoquest Diamonds, Inc. *

750,000

58,929

Lumina Gold Corp. *

1,000,000

448,984

Mako Mining Corp. *

1,500,000

145,920

NextSource Materials, Inc. *

2,750,000

195,495

Rubicon Minerals Corp. *

500,000

448,984

VR Resources, Ltd. *~

3,000,000

347,963

2,961,930

Finance - Investment Banker/Broker 0.02%

Coin Hodl, Inc., 144A #*Δ

133,333

17,460

Gold Mining 42.11%

Adamera Minerals Corp., 144A #*Δ

1,492,543

39,091

Alexandria Minerals Corp. *

9,048,000

169,267

Algold Resources, Ltd. *

540,000

88,899

Alio Gold, Inc. *

267,076

193,859

Alio Gold, Inc., 144A Δ

132,924

96,484

Allegiant Gold, Ltd. *

2,150,000

337,861

Amilot Capital, Inc., 144A #*Δ

410,000

15,340

Anaconda Mining, Inc. *

1,000,000

239,458

Aurelius Minerals, Inc. *

350,000

9,167

Auryn Resources, Inc. *

1,000,000

1,474,165

Barkerville Gold Mines, Ltd. *

500,000

140,308

Bellevue Gold, Ltd. *

3,000,000

1,174,368

Black Dragon Gold Corp. *

5,000,000

353,679

See notes to portfolios of investments.

World Precious Minerals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Gold Mining (cont’d)

Bonterra Resources, Inc. *

502,272

$
714,122

Chesapeake Gold Corp., 144A *Δ

192,199

266,074

Comstock Mining, Inc. *

533,000

111,930

Contact Gold Corp. *

2,000,000

434,018

CopperBank Resources Corp., 144A #*~Δ

174,000

7,812

Coral Gold Resources, Ltd. *

750,000

221,686

Corona Minerals, Ltd. #*@

81,250

0

Eastmain Resources, Inc. *

1,000,000

104,763

Fiore Gold, Ltd. *

2,000,000

456,467

Fremont Gold, Ltd. *~

4,000,000

374,154

Gascoyne Resources, Ltd. #*@

1,600,000

114,604

Gold Standard Ventures Corp. *

1,000,000

1,020,000

Golden Star Resources, Ltd. *

50,000

198,500

GoldQuest Mining Corp. *

1,500,000

112,246

IDM Mining, Ltd., 144A #*Δ

95,000

4,088

Jaguar Mining, Inc. *

1,700,000

171,736

K92 Mining, Inc. *

1,200,000

1,320,013

Lundin Gold, Inc. *

500,000

1,926,890

Mammoth Resources Corp. *~

2,171,200

73,113

Maritime Resources Corp. *

1,000,000

71,089

McEwen Mining, Inc.

134,764

201,690

Mirasol Resources, Ltd. *

2,000,000

1,197,291

NGEx Resources, Inc. *

100,000

74,831

Nighthawk Gold Corp. *

1,855,000

465,017

NV Gold Corp. *

1,000,000

108,505

OceanaGold Corp., 144A Δ

5,348

16,808

Oklo Resources, Ltd. *

3,938,242

531,507

Orca Gold, Inc. *

4,045,000

1,452,913

Osisko Gold Royalties, Ltd.

100,000

1,123,209

Otis Gold Corp. *

1,500,000

106,634

Petaquilla Minerals, Ltd., 144A #*@Δ

2,660,000

0

Probe Metals, Inc. *

1,000,000

733,341

Pure Gold Mining, Inc. *

2,950,000

1,236,203

Radisson Mining Resources, Inc. *~

7,440,000

640,251

Radius Gold, Inc., 144A #*Δ

125,000

9,354

Red Pine Exploration, Inc. *

8,000,000

299,323

Redstar Gold Corp. *

15,000,000

280,615

Reunion Gold Corp. *

3,000,000

392,861

Revival Gold, Inc. *

1,500,000

808,172

Rise Gold Corp. *

2,000,000

142,178

Seafield Resources, Ltd., 144A #*@Δ

1,300,000

0

Silver Lake Resources, Ltd. *

500,000

291,135

Strikepoint Gold, Inc. *

2,000,000

202,043

Taurus Gold, Ltd., 144A #*@Δ

2,448,381

0

TMAC Resources, Inc. *

100,000

325,514

TriStar Gold, Inc. *~

31,130,000

2,795,375

See notes to portfolios of investments.

World Precious Minerals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Gold Mining (cont’d)

Wesdome Gold Mines, Ltd. *

1,250,000

$
3,947,319

29,417,340

Investment Companies 0.09%

Pinecrest Resources, Ltd. *

400,000

64,354

Medical - Hospitals 0.00%

African Medical Investments PLC #*@

4,637,500

0

Metal - Copper 1.86%

Aston Bay Holdings, Ltd. *

525,002

18,661

CopperBank Resources Corp. *~

22,805,418

1,023,927

Wallbridge Mining Co., Ltd. *

1,000,000

254,425

1,297,013

Metal - Diversified 10.35%

Argent Minerals, Ltd. *

21,100,000

197,883

Cardinal Resources, Ltd. *

7,450,000

1,798,699

Cardinal Resources, Ltd. *

5,200,000

1,284,095

Cartier Resources, Inc. *

1,000,000

93,538

Chakana Copper Corp. *~

4,600,000

1,359,674

Columbus Gold Corp. *

750,000

115,052

Genesis Metals Corp. *

583,000

34,901

Genesis Metals Corp., 144A #*Δ

2,917,000

174,625

Integra Resources Corp. *

400,000

239,458

Kaizen Discovery, Inc. *

8,000,000

269,390

Luminex Resources Corp. *

150,000

76,327

New Age Metals, Inc., 144A #*Δ

143,518

8,055

Novo Resources Corp. *

100,000

206,533

Orex Minerals, Inc. *

5,000,000

280,615

Orsu Metals Corp., 144A #*Δ

186,922

33,570

Rockcliff Metals Corp., 144A #*@Δ

873,333

94,761

RTG Mining, Inc. *

2,289,378

154,561

Silver Bull Resources, Inc. *

2,500,000

237,500

Sirios Resources, Inc. *

1,500,000

258,166

Torq Resources, Inc. *

1,000,000

314,289

7,231,692

Metal - Iron 0.12%

Vector Resources, Ltd. *

10,000,000

85,433

Mining Services 0.23%

Cordoba Minerals Corp. *

1,000,000

63,606

Havilah Mining Corp. *

450,000

97,654

161,260

See notes to portfolios of investments.

World Precious Minerals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Non-Ferrous Metals 1.32%

Adventus Zinc Corp. *

1,000,000

$
733,341

InZinc Mining, Ltd. *

3,000,000

106,634

Tajiri Resources Corp. *

1,900,000

81,752

921,727

Oil Companies - Exploration & Production 0.29%

Big Sky Energy Corp. #*@

2,000,000

0

Westhaven Ventures, Inc. *

250,000

202,043

202,043

Optical Recognition Equipment 0.01%

Nexoptic Technology Corp., 144A *Δ

12,083

4,611

Precious Metals 24.73%

Amani Gold, Ltd. *

54,500,000

77,241

Barsele Minerals Corp. *~

7,150,000

2,648,445

Brixton Metals Corp. *

2,500,000

327,384

Brixton Metals Corp. #*@+

1,000,000

127,960

Candente Gold Corp., 144A #*Δ

4,875,000

91,200

Corvus Gold, Inc. *

29,000

45,355

Dolly Varden Silver Corp. *~

8,428,000

2,585,760

GFG Resources, Inc. *

3,250,000

486,399

Group Ten Metals, Inc. *

1,044,000

117,185

Hecla Mining Co.

700,000

1,610,000

Kootenay Silver, Inc. *

1,000,000

97,280

Liberty Gold Corp. *

500,000

130,954

Metalla Royalty & Streaming, Ltd.

750,000

752,048

New Pacific Metals Corp. *

1,085,000

1,924,234

Polarx, Ltd. *~

25,653,968

1,130,041

Roxgold, Inc. *

2,500,000

1,721,106

Silver Viper Minerals Corp. *

1,300,000

170,240

SilverCrest Metals, Inc. *

800,000

2,622,068

Terrax Minerals, Inc. *

1,000,000

273,132

Toachi Mining, Inc. *~

4,000,000

224,492

Toachi Mining, Inc., 144A #~Δ

2,000,000

112,246

17,274,770

Retail - Jewelry 1.20%

Mene, Inc. *

1,600,000

838,104

Silver Mining 0.43%

Americas Silver Corp. *

100,000

164,628

Metallic Minerals Corp. *

710,000

95,634

Santacruz Silver Mining, Ltd. *

1,000,000

37,415

297,677

Total Common Stocks

64,843,959

See notes to portfolios of investments.

World Precious Minerals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Silver Mining (cont’d)

(cost $123,798,144)

Corporate Non-Convertible Bond 0.99%

           Coupon
           Rate %

           Maturity
           Date

           Principal
           Amount

Electric - Generation 0.99%

Interamerican Energy Corp. #@+

15.00

11/08/21

$
692,131

$
692,131

(cost $692,131)

Right 0.27%

Shares

Metal - Diversified 0.27%

Cardinal Resources, Ltd. *

1,500,000

191,714

(cost $13,109)

Exchange Traded Funds 3.81%

Direxion Daily Gold Miners Index Bull 3X Shares ETF

60,000

1,187,400

Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF

150,000

1,471,500

Total Exchange Traded Funds

2,658,900

(cost $3,438,611)

Warrants 0.00%

           Exercise
           Price

           Exp.
           Date

Gold Mineral Exploration & Development 0.00%

Western Exploration & Development, Ltd., 144A #*@Δ

$
0.50

12/31/49

600,000

0

Gold Mining 0.00%

Alexandria Minerals Corp., 144A #*@Δ

0.10

06/20/19

1,256,195

0

Fiore Gold, Ltd. #*@

0.45

09/26/20

1,300,000

0

Redstar Gold Corp. #*@

0.14

05/03/19

2,500,000

0

Revival Gold, Inc., 144A #*@Δ

0.90

10/19/19

482,500

0

Strikepoint Gold, Inc., 144A #*@Δ

0.30

07/22/20

450,000

0

TriStar Gold, Inc., 144A #*@~Δ

0.45

04/28/19

1,000,000

0

Westgold Resources, Ltd. *

2.00

06/30/19

100,000

426

426

Metal - Diversified 0.00%

Genesis Metals Corp., 144A #*@Δ

0.23

06/05/19

1,604,500

0

Minera Alamos, Inc. #*@

0.15

05/13/19

2,225,000

0

0

See notes to portfolios of investments.

World Precious Minerals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Warrants (cont’d)

           Exercise
           Price

           Exp.
           Date

Shares

Value

Retail - Jewelry 0.00%

Mene, Inc. #*@

$
1.00

11/29/20

465,000

$
0

Total Warrants

426

(cost $300,000)

Call Options Purchased 0.66%

           Strike
           Price

           Exp.
           Date

           Notional
           Contract
           Value

Contracts

Value

Gold Mining 0.36%

Barrick Gold Corp.

$
12.00

01 /21

$
330,000

275

91,850

IAMGOLD Corp.

3.00

04 /19

375,000

1,250

68,750

Newmont Mining Corp.

37.00

04 /19

2,220,000

600

21,000

Pretium Resources, Inc.

9.00

06 /19

1,125,000

1,250

71,250

252,850

Precious Metals 0.30%

Wheaton Precious Metals Corp.

22.50

04 /19

3,375,000

1,500

212,250

Total Purchased Call Options

465,100

(premiums paid $422,410)

Investments, at value 98.55%

68,852,230

(cost $128,664,405)

Other assets and liabilities, net 1.45%

1,009,725

Net Assets 100.00%

$
69,861,955

See notes to portfolios of investments.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 85.38%

Shares

Value

Diversified Minerals 0.09%

Mako Mining Corp. *

862,400

$
83,894

Gold Mining 56.48%

Acacia Mining PLC *

700,000

1,794,599

Agnico Eagle Mines, Ltd.

35,000

1,522,500

Alacer Gold Corp. *

400,000

1,086,542

Alamos Gold, Inc.

350,000

1,778,000

Alio Gold, Inc. *

700,000

508,100

Argonaut Gold, Inc. *

500,000

703,409

B2Gold Corp. *

100,000

281,000

Bonterra Resources, Inc. *

150,000

213,267

Centerra Gold, Inc. *

500,000

2,622,816

Comstock Mining, Inc. *

924,329

194,109

Dundee Precious Metals, Inc. *

550,000

1,823,250

Eldorado Gold Corp. *

250,000

1,157,500

Gold Fields, Ltd., ADR

250,000

932,500

Golden Star Resources, Ltd. *

600,000

2,382,000

Harmony Gold Mining Co., Ltd., ADR *

500,000

950,000

Harte Gold Corp. *

1,500,000

398,473

IAMGOLD Corp. *

500,000

1,735,000

Intermin Resources, Ltd. *

2,000,000

177,795

Jaguar Mining, Inc. *

7,200,000

727,354

K92 Mining, Inc. *

1,750,000

1,925,020

Kirkland Lake Gold, Ltd.

30,000

912,300

Leagold Mining Corp. *

1,000,000

1,406,817

Newmont Mining Corp.

25,000

894,250

Northern Star Resources, Ltd.

500,000

3,176,553

Osisko Gold Royalties, Ltd.

100,000

1,123,209

Pantoro, Ltd. *

3,000,000

532,512

Premier Gold Mines, Ltd. *

1,000,000

1,167,359

Resolute Mining, Ltd.

2,000,000

1,718,744

Sandstorm Gold, Ltd. *

600,000

3,288,000

Silver Lake Resources, Ltd. *

3,000,000

1,746,812

St Barbara, Ltd.

1,500,000

3,589,327

Superior Gold, Inc. *

1,750,000

680,959

Teranga Gold Corp. *

375,000

1,080,368

TMAC Resources, Inc. *

100,000

325,514

Wesdome Gold Mines, Ltd. *

2,000,000

6,315,711

Westgold Resources, Ltd. *

1,000,000

894,893

Yamana Gold, Inc.

375,000

978,750

52,745,312

Medical - Hospitals 0.00%

African Medical Investments PLC #*@

2,000,000

0

Metals & Mining 0.87%

North American Palladium, Ltd. #*@+

75,000

809,350

See notes to portfolios of investments.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Mining Services 0.09%

Havilah Mining Corp. *

406,250

$
88,160

Non - Ferrous Metals 0.89%

Energy Fuels, Inc. *

250,000

832,500

Platinum 1.14%

Impala Platinum Holdings, Ltd. *

250,000

1,061,001

Precious Metals 17.15%

Coeur Mining, Inc. *

145,225

592,518

EMX Royalty Corp. *

1,100,000

1,300,557

Great Panther Mining, Ltd. *

997,600

938,742

Hecla Mining Co.

900,000

2,070,000

Maverix Metals, Inc. *

1,500,000

2,783,702

Metalla Royalty & Streaming, Ltd.

800,000

802,185

North American Palladium, Ltd.

25,000

283,982

Roxgold, Inc. *

3,140,000

2,161,709

Sailfish Royalty Corp. *

300,000

167,247

SSR Mining, Inc. *

200,000

2,532,000

Wheaton Precious Metals Corp.

100,000

2,382,000

16,014,642

Recycling 0.80%

Tomra Systems ASA

25,000

745,289

Retail - Jewelry 3.25%

Mene, Inc., 144A #*Δ

5,787,785

3,031,728

Silver Mining 4.62%

Americas Silver Corp. *

250,000

411,569

Excellon Resources, Inc. *

457,400

290,934

Pan American Silver Corp.

150,000

1,987,500

Santacruz Silver Mining, Ltd. *

2,500,000

93,538

Silvercorp Metals, Inc.

600,000

1,530,000

4,313,541

Total Common Stocks

79,725,417

(cost $79,937,480)

Corporate Non-Convertible Bonds 2.92%

        Coupon
Rate %

        Maturity
Date

        Principal
Amount

Coal 0.00%

Caribbean Resources Corp. #@^

19.25

06/15/15

$
485,766

0

See notes to portfolios of investments.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Corporate Non-Convertible Bonds (cont’d)

        Coupon
Rate %

        Maturity
Date

        Principal
Amount

Value

Electric - Generation 0.28%

Interamerican Energy Corp. #@+

15.00

11/08/21

$
259,549

$
259,550

Gold Mining 2.64%

Gran Colombia Gold Corp.

8.25

04/30/24

2,455,000

2,467,275

Total Corporate Non-Convertible Bonds

2,726,825

(cost $3,207,055)

Exchange Traded Funds 6.07%

Shares

Direxion Daily Gold Miners Index Bull 3X Shares ETF

150,000

2,968,500

Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF

275,000

2,697,750

Total Exchange Traded Funds

5,666,250

(cost $5,890,673)

Warrants 0.00%

        Exercise
Price

        Exp.
Date

Gold Mining 0.00%

Alio Gold, Inc., 144A #*@Δ

$
3.44

01/31/20

240,000

0

Westgold Resources, Ltd. *

2.00

06/30/19

500,000

2,130

2,130

Retail - Jewelry 0.00%

Mene, Inc., 144A #*@Δ

0.70

12/29/19

5,714,285

0

Total Warrants

2,130

(cost $0)

Call Options Purchased 0.58%

        Strike
Price

        Exp.
Date

        Notional
          Contract
Value

Contracts

Value

Gold Mining 0.31%

Barrick Gold Corp.

$
12.00

01
/21

$
420,000

350

116,900

IAMGOLD Corp.

3.00

04
/19

465,000

1,550

85,250

        Pretium Resources, Inc.

9.00

06
/19

1,440,000

1,600

91,200

293,350

See notes to portfolios of investments.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)
March 31, 2019

Call Options Purchased (cont’d)

        Strike
Price

        Exp.
Date

        Notional
          Contract
Value

Contracts

Value

Precious Metals 0.27%

Wheaton Precious Metals Corp.

$
22.50

04
/19

$
3,937,500

1,750

$
247,625

Total Purchased Call Options

540,975

(premiums paid $436,736)

Investments, at value 94.95%

88,661,597

(cost $89,471,944)

Other assets and liabilities, net 5.05%

4,719,577

Net Assets 100.00%

$
93,381,174

See notes to portfolios of investments.

Emerging Europe Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 92.65%

Shares

Value

Agricultural Chemicals 0.61%

PhosAgro PJSC, GDR

16,250

$
197,299

Airlines 4.66%

Aegean Airlines SA

43,500

403,458

Aeroflot PJSC

328,000

481,350

Deutsche Lufthansa AG

4,850

106,608

easyJet PLC

9,500

138,402

Pegasus Hava Tasimaciligi AS *

54,200

265,337

Turk Hava Yollari AO *

53,000

123,311

1,518,466

Appliances 0.62%

Vestel Beyaz Esya Sanayi ve Ticaret AS

66,670

202,539

Automotive - Cars & Light Trucks 0.34%

Ford Otomotiv Sanayi AS

12,540

109,956

Automotive/Truck Parts & Equipment - Original 0.43%

Brembo SpA

12,450

141,304

Beverages - Non-alcoholic 0.28%

Coca-Cola Icecek AS

16,500

90,188

Brewery 0.44%

Anadolu Efes Biracilik Ve Malt Sanayii AS

45,000

141,592

Building & Construction Products - Miscellaneous 0.59%

Wienerberger AG

9,000

191,158

Cellular Telecommunication 1.21%

Mobile TeleSystems PJSC, ADR

19,200

145,152

PLAY Communications SA, 144A Δ

24,000

147,529

Turkcell Iletisim Hizmetleri AS

46,000

99,865

392,546

Chemicals - Diversified 1.40%

Ciech SA

18,600

259,763

Petkim Petrokimya Holding AS

240,000

195,961

455,724

Chemicals - Fibers 0.30%

Aksa Akrilik Kimya Sanayii AS

60,000

99,069

Coal 0.94%

Jastrzebska Spolka Weglowa SA *

19,200

305,293

See notes to portfolios of investments.

Emerging Europe Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Commercial Banks Non-US 14.79%

Akbank T.A.S. *

63,600

$
72,417

Alior Bank SA *

21,400

333,418

Alpha Bank AE *

100,700

139,732

Banca Transilvania SA

619,465

302,130

Bank Polska Kasa Opieki SA

6,500

186,416

National Bank of Greece SA *

53,800

94,101

OTP Bank PLC

6,400

282,149

Powszechna Kasa Oszczednosci Bank Polski SA

15,250

153,326

Santander Bank Polska SA

450

44,692

Sberbank of Russia PJSC, ADR

223,800

2,949,684

Turkiye Garanti Bankasi AS

101,000

151,941

Yapi ve Kredi Bankasi AS *

285,000

109,384

4,819,390

Computer Services 0.58%

Asseco Poland SA

13,900

188,023

Cosmetics & Toiletries 0.57%

Unilever PLC

3,200

184,200

Diamonds/Precious Stones 0.57%

Alrosa PJSC

132,000

185,907

Diversified Operations 1.07%

Tekfen Holding AS

86,100

349,448

Electric - Distribution 1.38%

Enea SA *

110,000

250,742

Societatea Energetica Electrica SA

62,000

160,819

Societatea Nationala Nuclearelectrica SA

17,000

38,854

450,415

Electric - Generation 2.42%

CEZ AS

14,000

328,999

Inter RAO UES PJSC

5,301,000

301,989

Unipro PJSC

4,000,000

157,602

788,590

Energy - Alternate Sources 0.11%

Blockchain Power Trust *

525,000

35,357

Food - Retail 1.96%

BIM Birlesik Magazalar AS

5,750

78,702

Dino Polska SA, 144A *Δ

5,650

177,874

Migros Ticaret AS *

88,500

215,958

X5 Retail Group NV, GDR

6,700

166,964

639,498

See notes to portfolios of investments.

Emerging Europe Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Food - Wholesale/Distribution 1.18%

Eurocash SA

67,400

$
384,234

Gold Mining 1.10%

Alacer Gold Corp. *

30,000

81,491

Eldorado Gold Corp. *

20,000

92,600

Highland Gold Mining, Ltd.

40,000

95,342

Polyus PJSC, GDR

2,150

88,354

357,787

Metal - Diversified 1.69%

MMC Norilsk Nickel PJSC, ADR

22,750

478,319

Orsu Metals Corp., 144A #*Δ

402,500

72,286

550,605

Metal - Iron 1.72%

Novolipetsk Steel PJSC, GDR

21,800

560,219

Multi-line Insurance 1.91%

Allianz SE

1,440

320,900

Vienna Insurance Group AG Wiener Versicherung Gruppe

11,700

300,589

621,489

Oil Companies - Exploration & Production 3.04%

Novatek PJSC, GDR

4,835

831,620

Societatea Nationala de Gaze Naturale ROMGAZ SA

20,950

159,195

990,815

Oil Companies - Integrated 25.63%

Gazprom Neft PJSC, ADR

1,550

38,332

Gazprom PJSC, ADR

436,500

1,971,993

LUKOIL PJSC, ADR

38,250

3,419,933

MOL Hungarian Oil & Gas PLC

47,610

545,972

OMV Petrom SA

3,380,000

283,570

Polskie Gornictwo Naftowe i Gazownictwo SA

141,500

230,760

Rosneft Oil Co. PJSC, GDR

50,000

314,265

Surgutneftegas OJSC, ADR

100,000

373,000

Tatneft PJSC, ADR

17,000

1,172,830

8,350,655

Oil Refining & Marketing 3.15%

Aygaz AS

83,000

143,665

Grupa Lotos SA

9,750

211,819

Hellenic Petroleum SA

36,500

350,590

Polski Koncern Naftowy ORLEN SA

12,550

319,452

1,025,526

Precious Metals 0.48%

Polymetal International PLC

14,000

157,639

See notes to portfolios of investments.

Emerging Europe Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Property/Casualty Insurance 0.49%

Powszechny Zaklad Ubezpieczen SA

15,250

$
160,976

Recreational Centers 0.51%

Benefit Systems SA *

677

167,088

Regional Banks - Non US 1.52%

TCS Group Holding PLC, GDR

27,900

494,931

Retail - Apparel/Shoe 0.57%

CCC SA

3,300

185,132

Retail - Jewelry 0.26%

Pandora A/S

1,815

85,045

Retail - Major Dept Store 1.41%

Detsky Mir PJSC, 144A Δ

340,000

460,591

Retail - Restaurants 0.38%

AmRest Holdings SE *

11,500

124,478

Steel - Producers 6.08%

Eregli Demir ve Celik Fabrikalari TAS

188,500

309,195

Evraz PLC

67,500

546,111

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *

530,000

229,115

Magnitogorsk Iron & Steel Works PJSC, GDR

58,600

526,154

Mechel PJSC, ADR *

78,000

154,440

Severstal PJSC, GDR

13,800

215,936

1,980,951

Telecom Services 0.79%

O2 Czech Republic AS

12,600

136,704

Turk Telekomunikasyon AS *

153,200

120,013

256,717

Telephone - Integrated 1.32%

Hellenic Telecommunications Organization SA

12,800

171,417

Magyar Telekom Telecommunications PLC

160,000

258,403

429,820

Textile - Apparel 0.61%

LPP SA

91

197,306

Tobacco 0.46%

Philip Morris CR AS

220

151,071

Transportation - Rail 1.70%

Globaltrans Investment PLC, GDR

51,999

553,149

See notes to portfolios of investments.

Emerging Europe Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Transportation - Services 1.13%

Oesterreichische Post AG

8,720

$
369,019

Warehousing & Harbor Transportation Services 0.25%

Tallinna Sadam AS, 144A *Δ

34,000

81,405

Total Common Stocks

30,182,610

(cost $28,666,797)

Exchange Traded Funds 1.80%

Direxion Daily Russia Bull 3x Shares ETF

7,050

263,035

iShares MSCI Poland ETF

14,200

324,896

Total Exchange Traded Funds

587,931

(cost $556,329)

Warrant 0.00%

           Exercise
           Price

           Exp.
           Date

Energy - Alternate Sources 0.00%

Blockchain Power Trust #*@

$
0.80

01/09/20

262,500

0

(cost $0)

Investments, at value 94.45%

30,770,541

(cost $29,223,126)

Other assets and liabilities, net 5.55%

1,808,128

Net Assets 100.00%

$
32,578,669

See notes to portfolios of investments.

China Region Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks 89.58%

Shares

Value

Agricultural Operations 0.40%

First Resources, Ltd.

50,000

$
60,546

Airlines 1.07%

AirAsia Bhd

250,000

163,184

Appliances 1.72%

Haier Electronics Group Co., Ltd.

90,000

262,033

Automotive - Cars & Light Trucks 1.18%

BAIC Motor Corp., Ltd., 144A Δ

23,000

15,055

Geely Automobile Holdings, Ltd.

86,000

165,033

180,088

Automotive - Medium & Heavy Duty Trucks 5.80%

Sinotruk Hong Kong, Ltd.

415,000

885,733

Automotive/Truck Parts & Equipment - Original 0.41%

Fuyao Glass Industry Group Co., Ltd., 144A Δ

18,400

61,880

Automotive/Truck Parts & Equipment - Replacement 4.21%

Weichai Power Co., Ltd.

400,000

642,002

Batteries/Battery Systems 1.50%

Tianneng Power International, Ltd.

254,000

228,806

Building - Heavy Construction 0.20%

DMCI Holdings, Inc.

133,200

30,435

Building & Construction Products - Miscellaneous 1.09%

China National Building Material Co., Ltd.

18,000

14,246

HDC Holdings Co., Ltd.

267

4,470

HDC Hyundai Development Co.-Engineering & Construction

374

16,727

IS Dongseo Co., Ltd.

4,743

131,401

166,844

Building Products - Cement 1.30%

Anhui Conch Cement Co., Ltd.

30,000

183,567

West China Cement, Ltd.

110,000

14,606

198,173

Casino Hotels 1.00%

Wynn Macau, Ltd.

64,400

152,090

Chemicals - Diversified 0.47%

Dongyue Group, Ltd.

24,000

16,693

Huchems Fine Chemical Corp.

707

13,894

Kumho Petrochemical Co., Ltd.

190

15,966

See notes to portfolios of investments.

China Region Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Chemicals - Diversified (cont’d)

PTT Global Chemical PCL, NVDR

12,200

$
25,912

72,465

Chemicals - Specialty 0.11%

Huabao International Holdings, Ltd.

32,000

16,237

Coal 0.40%

Indo Tambangraya Megah Tbk PT

36,600

61,619

Consumer Products - Miscellaneous 0.00%

Tongda Hong Tai Holdings, Ltd. *

2,000

308

Containers - Paper/Plastic 0.11%

Lee & Man Paper Manufacturing, Ltd.

20,000

17,066

Distribution/Wholesale 0.19%

Crystal International Group, Ltd., 144A Δ

55,000

28,902

Electronic Components - Miscellaneous 0.07%

Yageo Corp.

1,000

10,537

Electronic Components - Semiconductors 0.46%

Sino-American Silicon Products, Inc. *

14,000

30,748

SK Hynix, Inc.

602

39,471

70,219

Electronic Measuring Instruments 0.09%

Chroma ATE, Inc.

3,000

14,317

Enterprise Software/Services 0.99%

Sinosoft Technology Group, Ltd.

442,000

150,722

Entertainment Software 1.32%

IGG, Inc.

145,000

201,368

Food - Flour & Grain 0.41%

Tingyi Cayman Islands Holding Corp.

38,000

62,726

Food - Miscellaneous/Diversified 6.22%

Yihai International Holding, Ltd.

213,000

948,912

Gas - Distribution 0.19%

China Resources Gas Group, Ltd.

6,000

28,326

Gold Mining 4.21%

Zijin Mining Group Co., Ltd., H Shares

1,552,000

642,574

See notes to portfolios of investments.

China Region Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Internet Content - Entertainment 1.65%

NCSoft Corp.

577

$
252,256

Investment Management/Advisory Services 0.13%

Value Partners Group, Ltd.

25,000

19,480

Life/Health Insurance 3.15%

New China Life Insurance Co., Ltd.

94,200

481,106

Machinery - Construction & Mining 0.30%

United Tractors Tbk PT

24,000

45,676

Medical - Drugs 0.77%

Luye Pharma Group, Ltd., 144A Δ

19,000

16,645

SSY Group, Ltd.

34,000

31,707

YiChang HEC ChangJiang Pharmaceutical Co., Ltd., 144A Δ

15,800

68,631

116,983

Multi-line Insurance 7.63%

China Taiping Insurance Holdings Co., Ltd.

92,200

275,592

Ping An Insurance Group Co. of China, Ltd., H shares

79,000

889,399

1,164,991

Non-Ferrous Metals 0.09%

Sterling Group Ventures, Inc., 144A #*Δ

500,000

13,900

Oil Companies - Exploration & Production 6.97%

CNOOC, Ltd., ADR

3,900

724,464

Kunlun Energy Co., Ltd.

324,000

339,157

1,063,621

Oil Companies - Integrated 4.26%

China Petroleum & Chemical Corp., ADR

350

27,825

PetroChina Co., Ltd., ADR

9,500

621,585

649,410

Oil Refining & Marketing 0.90%

Formosa Petrochemical Corp.

16,000

60,065

SK Innovation Co., Ltd.

331

52,362

Thai Oil PCL, NVDR

11,200

24,534

136,961

Paper & Related Products 0.11%

Nine Dragons Paper Holdings, Ltd.

18,000

17,181

See notes to portfolios of investments.

China Region Fund

Portfolio of Investments (unaudited)
March 31, 2019

Common Stocks (cont’d)

Shares

Value

Petrochemicals 1.43%

IRPC PCL, NVDR

250,000

$
45,280

Lotte Chemical Corp.

302

77,480

Sinopec Shanghai Petrochemical Co., Ltd., ADR

2,000

95,460

218,220

Property/Casualty Insurance 0.82%

PICC Property & Casualty Co., Ltd., H shares

109,500

124,656

Real Estate Management/Services 3.74%

China Overseas Property Holdings, Ltd.

1,140,000

548,846

Colour Life Services Group Co., Ltd. *

31,000

22,551

571,397

Real Estate Operating/Development 14.32%

China Vanke Co., Ltd., H Shares

41,800

175,932

Country Garden Holdings Co., Ltd.

466,000

729,631

Country Garden Services Holdings Co., Ltd. *

97,586

182,206

Guangzhou R&F Properties Co., Ltd., H shares

46,000

99,777

Longfor Properties Co., Ltd.

105,500

372,112

Road King Infrastructure, Ltd.

93,000

211,129

Sunac China Holdings, Ltd.

53,000

264,666

Yuzhou Properties Co., Ltd.

247,000

149,420

2,184,873

Retail - Apparel/Shoe 1.02%

ANTA Sports Products, Ltd.

20,000

136,340

China Lilang, Ltd.

17,000

19,205

155,545

Retail - Regional Dept Store 0.21%

Golden Eagle Retail Group, Ltd.

27,000

32,014

Semiconductor Components - Integrated Circuit 0.24%

Nanya Technology Corp.

18,000

35,998

Shipbuilding 1.97%

Yangzijiang Shipbuilding Holdings, Ltd.

270,100

299,935

Steel - Producers 0.34%

Maanshan Iron & Steel Co., Ltd.

106,000

51,957

Telecom Services 4.33%

CITIC Telecom International Holdings, Ltd.

1,470,000

661,393

Therapeutics 0.08%

Dawnrays Pharmaceutical Holdings, Ltd.

68,000

12,732

Total Common Stocks (cost $12,261,559)

13,668,397

See notes to portfolios of investments.

China Region Fund

Portfolio of Investments (unaudited)
March 31, 2019

Exchange Traded Funds 7.25%

Shares

Value

Direxion Daily FTSE China Bull 3X Shares ETF

11,000

$
265,980

iShares MSCI Singapore ETF

6,500

154,245

iShares MSCI Taiwan ETF

8,000

276,640

VanEck Vectors Vietnam ETF

16,000

264,960

Xtrackers Harvest CSI 300 China A-Shares ETF

5,000

143,650

Total Exchange Traded Funds

1,105,475

(cost $1,124,926)

Call Option Purchased 0.13%

           Strike
           Price

           Exp.
           Date

           Notional
           Contract
           Value

Contracts

Diversified Banking Institution 0.13%

HSBC Holdings PLC

$
43.00

09/19

$
1,290,000

300

20,100

(premiums paid $33,911)

Investments, at value 96.96%

14,793,972

(cost $13,420,396)

Other assets and liabilities, net 3.04%

463,455

Net Assets 100.00%

$
15,257,427

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)
March 31, 2019

Legend

◊
Zero coupon bond. Interest rate presented is yield to maturity.

‡
Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of March 31, 2019.

*
Non-income producing security.

@
        Security was fair valued at March 31, 2019, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of
          Trustees. These securities, as a percentage of net assets at March 31, 2019, were 1.09% of Holmes Macro Trends Fund, 10.55% of Global Resources Fund, 1.97% of World Precious Minerals Fund, 1.15% of Gold And Precious Metals Fund and 0.00% of
          Emerging Europe Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the
Restricted Securities section of these Notes to Portfolios of Investments.

#
Illiquid Security.

∆
        Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of
          March 31, 2019 amounted to $6,548, 0.02%, of Holmes Macro Trends Fund, $1,157,602, 1.88%, of Global Resources Fund, $991,579, 1.42%, of World Precious Minerals Fund, $3,031,728, 3.25%, of Gold And Precious Metals Fund, $939,685, 2.89%, of
Emerging Europe Fund and $205,013, 1.34%, of China Region Fund.

+
See "Restricted Securities" in Notes to Portfolios of Investments.

~
Affiliated Company. (see following)

^
Security is currently in default and is on scheduled interest or principal payment.

ADR
American Depositary Receipt

AGM
Assured Guaranty Municipal

AMBAC
American Municipal Bond Assurance Corporation

BAM
Build American Mutual Assurance Company

COP
Certificate of Participation

ETF
Exchange Traded Fund

ETN
Exchange Traded Note

FHLMC
Federal Home Loan Mortgage Corporation

FNMA
Federal National Mortgage Association

GDR
Global Depositary Receipt

GNMA
Government National Mortgage Association

GO
General Obligation

LIBOR
London Interbank Offered Rate

LP
Limited Partnership

NATL
National Public Finance Guarantee Corporation

NVDR
Non-Voting Depositary Receipt

OJSC
Open Joint Stock Company

PCL
Public Company Limited

PJSC
Public Joint Stock Company

PLC
Public Limited Company

PSF-GTD
Public School Fund Guarantee

Q-SBLF
Qualified School Bond Loan Fund

RB
Revenue Bond

REIT
Real Estate Investment Trust

S&P
Standard & Poor’s

SPDR
Standard & Poor’s Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Notes to Portfolios of Investments (unaudited)
March 31, 2019

Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2019.

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the
    Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
    Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
    U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)
March 31, 2019

The following table summarizes the valuation of each Fund’s securities as of December 31, 2018, using the fair value hierarchy:

           Quoted Prices in
           Active Markets
           for Identical
           Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

U.S. Government Securities Ultra-Short Bond Fund

Investments in Securities*

United States Government and Agency Obligations

$
–

$
45,405,806

$
–

$
45,405,806

Investments, at Value

$
–

$
45,405,806

$
–

$
45,405,806

           Quoted Prices in
           Active Markets
           for Identical
           Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

Near-Term Tax Free Fund

Investments in Securities*

Municipal Bonds

$
–

$
45,873,974

$
–

$
45,873,974

Investments, at Value

$
–

$
45,873,974

$
–

$
45,873,974

           Quoted Prices in
           Active Markets
           for Identical
           Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

All American Equity Fund

Investments in Securities*

Common Stocks

Airlines

$
440,820

$
–

$
–

$
440,820

Beverages - Wine/Spirits

437,273

–

–

437,273

Chemicals - Diversified

431,419

–

–

431,419

Commercial Banks

430,805

–

–

430,805

Commercial Banks -Southern US

430,061

–

–

430,061

Computer Services

432,671

–

–

432,671

Computers

432,472

–

–

432,472

Computers - Memory Devices

436,010

–

–

436,010

Diversified Manufacturing Operations

431,945

–

–

431,945

Electric - Integrated

432,415

–

–

432,415

Electronic Components - Semiconductors

430,617

–

–

430,617

Finance - Credit Card

867,359

–

–

867,359

Notes to Portfolios of Investments (unaudited)
March 31, 2019

           Quoted Prices in
           Active Markets
           for Identical
           Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

All American Equity Fund (continued)

Investments in Securities*

(continued)

Food - Meat Products

$
436,784

$
–

$
–

$
436,784

Medical - Biomedical/Genetics

432,774

–

–

432,774

Medical - Drugs

866,333

–

–

866,333

Medical Products

435,740

–

–

435,740

Oil Companies - Exploration & Production

1,285,652

–

–

1,285,652

REITS - Diversified

437,079

–

–

437,079

Retail - Apparel/Shoe

435,336

–

–

435,336

Retail - Consumer Electronics

432,258

–

–

432,258

Retail - Restaurants

866,472

–

–

866,472

Super-Regional Banks - US

429,329

–

–

429,329

Supranational Bank

431,195

–

–

431,195

Tobacco

435,894

–

–

435,894

Transportation - Rail

431,716

–

–

431,716

Corporate Non-Convertible Bond

–

353,760

–

353,760

Exchange Traded Funds

480,738

–

–

480,738

Put Option

–

80,300

–

80,300

Investments, at Value

$
13,471,167

$
434,060

$
–

$
13,905,227

           Quoted Prices in
           Active Markets
           for Identical
           Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

Holmes Macro Trends Fund

Investments in Securities*

Common Stocks

Aerospace/Defense

$
1,910,151

$
–

$
–

$
1,910,151

Building - Residential/Commercial

948,900

–

–

948,900

Chemicals - Specialty

1,264,997

–

–

1,264,997

Coal

966,852

–

–

966,852

Commercial Services

957,645

–

–

957,645

Data Processing/ Management

1,285,081

–

–

1,285,081

Decision Support Software

1,912,642

–

–

1,912,642

E-Commerce/Services

954,044

–

–

954,044

Electronic Secure Devices

1,276,834

–

–

1,276,834

Energy - Alternate Sources

–

–

0

0

Notes to Portfolios of Investments (unaudited)
March 31, 2019

           Quoted Prices in
           Active Markets
           for Identical
           Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

Holmes Macro Trends Fund (continued)

Investments in Securities*

(continued)

Finance - Consumer Loans

$
955,816

$
–

$
–

$
955,816

Finance - Credit Card

1,283,653

–

–

1,283,653

Finance - Investment Banker/Broker

1,278,095

–

–

1,278,095

Food - Confectionery

1,911,116

–

–

1,911,116

Home Furnishings

1,253,457

–

–

1,253,457

Instruments - Controls

965,264

–

–

965,264

Machinery - Pumps

1,277,765

–

–

1,277,765

Medical - Biomedical/Genetics

1,262,804

–

–

1,262,804

Medical - HMO

971,841

–

–

971,841

Medical - Hospitals

–

–

0

0

Office Automation & Equipment

960,282

–

–

960,282

Oil Companies - Exploration & Production

1,923,905

–

–

1,923,905

Pastoral & Agricultural

963,237

–

–

963,237

Real Estate Management/Services

957,318

–

–

957,318

Real Estate Operating/Development

–

–

186,736

186,736

Recreational Vehicles

1,265,859

–

–

1,265,859

Semiconductor Equipment

1,918,202

–

–

1,918,202

Television

1,268,416

–

–

1,268,416

Corporate Non-Convertible Bonds

–

901,747

216,292

1,118,039

Exchange Traded Funds

1,220,549

–

–

1,220,549

Warrant

1,684

–

–

1,684

Put Option

–

200,750

–

200,750

Investments, at Value

33,116,409

1,102,497

403,028

34,621,934

Notes to Portfolios of Investments (unaudited)
March 31, 2019

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

Global Resources Fund

Investments in Securities*

Common Stocks

Agricultural Chemicals

$
1,159,400

$
–

$
–

$
1,159,400

Building & Construction Products - Miscellaneous

609,500

–

–

609,500

Building Products - Cement

–

734,269

–

734,269

Building Products - Wood

551,053

–

–

551,053

Chemicals - Diversified

–

2,514,781

–

2,514,781

Coal

–

9

0

9

Commercial Service - Finance

67,628

–

–

67,628

Diamonds/Precious Stones

134,695

–

0

134,695

Diversified Minerals

4,186,876

1,327,048

–

5,513,924

Electric - Integrated

–

1,082,692

–

1,082,692

Electronics - Military

7,913

–

–

7,913

Energy - Alternate Sources

847,084

842,862

0

1,689,946

Finance - Investment Banker/Broker

386,126

–

–

386,126

Forestry

586,673

–

–

586,673

Gold Mining

3,998,073

664,075

0

4,662,148

Information Technology

–

–

374,153

374,153

Medical - Hospitals

–

–

0

0

Metal - Copper

1,437,001

–

–

1,437,001

Metal - Diversified

2,305,684

1,366,546

–

3,672,230

Metal - Iron

333,710

–

0

333,710

Mining Services

63,606

–

–

63,606

Natural Resource Technology

–

–

120,741

120,741

Non-Ferrous Metals

115,157

–

–

115,157

Oil Companies - Exploration & Production

2,759,876

749,504

0

3,509,380

Oil Companies - Integrated

4,990,774

–

–

4,990,774

Oil Companies - US Royalty Trusts

50,640

–

–

50,640

Oil Refining & Marketing

467,100

1,099,094

–

1,566,194

Paper & Related Products

1,054,403

–

–

1,054,403

Petrochemicals

715,950

–

–

715,950

Precious Metals

714,600

127,961

–

842,561

Real Estate Operating/ Development

–

–

3,258,784

3,258,784

REITS - Diversified

157,600

–

–

157,600

Retail - Jewelry

52,381

–

–

52,381

Rubber/Plastic Products

453,000

–

–

453,000

Silver Mining

13,166

–

–

13,166

Steel - Producers

2,282,415

3,341,229

–

5,623,644

Notes to Portfolios of Investments (unaudited)
March 31, 2019

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

Global Resources Fund (continued)

Investments in Securities*

(continued)

Corporate Non-Convertible

Bonds

$
–

$
1,614,030

$
2,595,492

$
4,209,522

Exchange Traded Funds

1,837,331

–

–

1,837,331

Warrants

Electronics - Military

–

0

–

0

Gold Mining

–

0

–

0

Metal - Diversified

–

0

–

0

Non-Ferrous Metals

–

0

–

0

Oil Companies - Exploration & Production

6,735

–

–

6,735

Purchased Call Options

92,650

237,000

–

329,650

Investments, at Value

32,438,800

15,701,100

6,349,170

54,489,070

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

World Precious Minerals Fund

Investments in Securities*

Common Stocks

Advanced Materials/Production

$
2,897,445

$
–

$
–

$
2,897,445

Capital Pools

–

261,907

–

261,907

Coal

–

–

0

0

Diamonds/Precious Stones

909,193

–

0

909,193

Diversified Minerals

2,875,290

86,640

0

2,961,930

Finance - Investment Banker/Broker

17,460

–

–

17,460

Gold Mining

26,940,147

2,477,193

0

29,417,340

Investment Companies

64,354

–

–

64,354

Medical - Hospitals

–

–

0

0

Metal - Copper

1,297,013

–

–

1,297,013

Metal - Diversified

4,985,788

2,245,904

–

7,231,692

Metal - Iron

–

85,433

–

85,433

Mining Services

161,260

–

–

161,260

Non-Ferrous Metals

921,727

–

–

921,727

Oil Companies - Exploration & Production

202,043

–

0

202,043

Optical Recognition Equipment

4,611

–

–

4,611

Precious Metals

15,939,528

1,335,242

–

17,274,770

Notes to Portfolios of Investments (unaudited)
March 31, 2019

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

World Precious Minerals Fund (continued)

Investments in Securities*

(continued)

Retail - Jewelry

$
838,104

$
–

$
–

$
838,104

Silver Mining

297,677

–

–

297,677

Corporate Non-Convertible Bond

–

–

692,131

692,131

Right

191,714

–

–

191,714

Exchange Traded Funds

2,658,900

–

–

2,658,900

Warrants

Gold Mineral Exploration & Development

–

–

0

0

Gold Mining

426

0

–

426

Metal - Diversified

–

0

–

0

Retail - Jewelry

–

0

–

0

Purchased Call Options

252,850

212,250

–

465,100

Investments, at Value

61,455,530

6,704,569

692,131

68,852,230

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

Gold And Precious Metals Fund

Investments in Securities*

Common Stocks

Diversified Minerals

$
83,894

$
–

$
–

$
83,894

Gold Mining

39,114,077

13,631,235

–

52,745,312

Medical - Hospitals

–

–

0

0

Metals & Mining

–

809,350

–

809,350

Mining Services

88,160

–

–

88,160

Non - Ferrous Metals

832,500

–

–

832,500

Platinum

–

1,061,001

–

1,061,001

Precious Metals

16,014,642

–

–

16,014,642

Recycling

–

745,289

–

745,289

Retail - Jewelry

3,031,728

–

–

3,031,728

Silver Mining

4,313,541

–

–

4,313,541

Corporate Non-Convertible Bonds

–

2,467,275

259,550

2,726,825

Exchange Traded Funds

5,666,250

–

–

5,666,250

Warrants

Gold Mining

2,130

0

–

2,130

Retail - Jewelry

–

0

–

0

Notes to Portfolios of Investments (unaudited)
March 31, 2019

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

Gold And Precious Metals Fund (continued)

Investments in Securities*

(continued)

Purchased Call Options

$
293,350

$
247,625

$
–

$
540,975

Investments, at Value

69,440,272

18,961,775

259,550

88,661,597

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

Emerging Europe Fund

Investments in Securities*

Common Stocks

Agricultural Chemicals

$
197,299

$
–

$
–

$
197,299

Airlines

–

1,518,466

–

1,518,466

Appliances

–

202,539

–

202,539

Automotive - Cars & Light Trucks

–

109,956

–

109,956

Automotive/Truck Parts & Equipment - Original

–

141,304

–

141,304

Beverages - Non-alcoholic

–

90,188

–

90,188

Brewery

–

141,592

–

141,592

Building & Construction Products - Miscellaneous

–

191,158

–

191,158

Cellular Telecommunication

145,152

247,394

–

392,546

Chemicals - Diversified

–

455,724

–

455,724

Chemicals - Fibers

–

99,069

–

99,069

Coal

–

305,293

–

305,293

Commercial Banks Non-US

2,949,684

1,869,706

–

4,819,390

Computer Services

–

188,023

–

188,023

Cosmetics & Toiletries

–

184,200

–

184,200

Diamonds/Precious Stones

–

185,907

–

185,907

Diversified Operations

–

349,448

–

349,448

Electric - Distribution

–

450,415

–

450,415

Electric - Generation

–

788,590

–

788,590

Energy - Alternate Sources

35,357

–

–

35,357

Food - Retail

166,964

472,534

–

639,498

Food - Wholesale/Distribution

–

384,234

–

384,234

Gold Mining

262,445

95,342

–

357,787

Metal - Diversified

550,605

–

–

550,605

Metal - Iron

560,219

–

–

560,219

Multi-line Insurance

–

621,489

–

621,489

Notes to Portfolios of Investments (unaudited)
March 31, 2019

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

Emerging Europe Fund (continued)

Investments in Securities*

(continued)

Oil Companies - Exploration & Production

$
831,620

$
159,195

$
–

$
990,815

Oil Companies - Integrated

7,290,353

1,060,302

–

8,350,655

Oil Refining & Marketing

–

1,025,526

–

1,025,526

Precious Metals

–

157,639

–

157,639

Property/Casualty Insurance

–

160,976

–

160,976

Recreational Centers

–

167,088

–

167,088

Regional Banks - Non US

494,931

–

–

494,931

Retail - Apparel/Shoe

–

185,132

–

185,132

Retail - Jewelry

–

85,045

–

85,045

Retail - Major Dept Store

–

460,591

–

460,591

Retail - Restaurants

–

124,478

–

124,478

Steel - Producers

896,530

1,084,421

–

1,980,951

Telecom Services

–

256,717

–

256,717

Telephone - Integrated

–

429,820

–

429,820

Textile - Apparel

–

197,306

–

197,306

Tobacco

–

151,071

–

151,071

Transportation - Rail

553,149

–

–

553,149

Transportation - Services

–

369,019

–

369,019

Warehousing & Harbor Transportation Services

–

81,405

–

81,405

Exchange Traded Funds

587,931

–

–

587,931

Warrant

–

0

–

0

Investments, at Value

$
15,522,239

$
15,248,302

$
–

$
30,770,541

Other Financial Instruments†

Currency Contracts

–

58,273

–

58,273

        Quoted Prices in
          Active Markets
          for Identical
          Investments
(Level 1)

        Significant
          Other
          Observable
          Inputs
(Level 2)

        Significant
          Unobservable
          Inputs
(Level 3)

Total

China Region Fund

Investments in Securities*

Common Stocks

Agricultural Operations

$
–

$
60,546

$
–

$
60,546

Airlines

–

163,184

–

163,184

Appliances

–

262,033

–

262,033

Automotive - Cars & Light Trucks

–

180,088

–

180,088

Automotive - Medium & Heavy Duty Trucks

–

885,733

–

885,733

Notes to Portfolios of Investments (unaudited)
March 31, 2019

           Quoted Prices in
           Active Markets
           for Identical Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

China Region Fund (continued)

Investments in Securities* (continued)

Automotive/Truck Parts & Equipment - Original

$
–

$
61,880

$
–

$
61,880

Automotive/Truck Parts & Equipment - Replacement

–

642,002

–

642,002

Batteries/Battery Systems

–

228,806

–

228,806

Building - Heavy Construction

–

30,435

–

30,435

Building & Construction Products - Miscellaneous

–

166,844

–

166,844

Building Products - Cement

–

198,173

–

198,173

Casino Hotels

–

152,090

–

152,090

Chemicals - Diversified

–

72,465

–

72,465

Chemicals - Specialty

–

16,237

–

16,237

Coal

–

61,619

–

61,619

Consumer Products - Miscellaneous

–

308

–

308

Containers - Paper/Plastic

–

17,066

–

17,066

Distribution/Wholesale

–

28,902

–

28,902

Electronic Components - Miscellaneous

–

10,537

–

10,537

Electronic Components - Semiconductors

–

70,219

–

70,219

Electronic Measuring Instruments

–

14,317

–

14,317

Enterprise Software/ Services

–

150,722

–

150,722

Entertainment Software

–

201,368

–

201,368

Food - Flour & Grain

–

62,726

–

62,726

Food - Miscellaneous/ Diversified

–

948,912

–

948,912

Gas - Distribution

–

28,326

–

28,326

Gold Mining

–

642,574

–

642,574

Internet Content - Entertainment

–

252,256

–

252,256

Investment Management/ Advisory Services

–

19,480

–

19,480

Life/Health Insurance

–

481,106

–

481,106

Machinery - Construction & Mining

–

45,676

–

45,676

Medical - Drugs

–

116,983

–

116,983

Multi-line Insurance

–

1,164,991

–

1,164,991

Non-Ferrous Metals

13,900

–

–

13,900

Oil Companies - Exploration & Production

724,464

339,157

–

1,063,621

Oil Companies - Integrated

649,410

–

–

649,410

Notes to Portfolios of Investments (unaudited)
March 31, 2019

           Quoted Prices in
           Active Markets
           for Identical Investments
           (Level 1)

           Significant
           Other
           Observable
           Inputs
           (Level 2)

           Significant
           Unobservable
           Inputs
           (Level 3)

Total

China Region Fund (continued)

Investments in Securities* (continued)

Oil Refining & Marketing

$
–

$
136,961

$
–

$
136,961

Paper & Related Products

–

17,181

–

17,181

Petrochemicals

95,460

122,760

–

218,220

Property/Casualty Insurance

–

124,656

–

124,656

Real Estate Management/ Services

–

571,397

–

571,397

Real Estate Operating/ Development

–

2,184,873

–

2,184,873

Retail - Apparel/Shoe

–

155,545

–

155,545

Retail - Regional Dept Store

–

32,014

–

32,014

Semiconductor Components - Integrated Circuit

–

35,998

–

35,998

Shipbuilding

–

299,935

–

299,935

Steel - Producers

–

51,957

–

51,957

Telecom Services

–

661,393

–

661,393

Therapeutics

–

12,732

–

12,732

Exchange Traded Funds

1,105,475

–

–

1,105,475

Call Option

–

20,100

–

20,100

Investments, at Value

$
2,588,709

$
12,205,263

$
–

$
14,793,972

*
Refer to the Portfolios of Investments for a detailed list of the Fund’s investments.

†
        Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as Currency Contracts, which are valued at the unrealized appreciation (depreciation) at year end.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2019 through
    March 31, 2019:

           Common
           Stocks

           Corporate
           Non-
           Convertible
           Bond

Total

Holmes Macro Trends Fund

Beginning Balance 12/31/18

$
236,043

$
233,829

$
469,872

Paydowns/Maturities

—

(17,537
)

(17,537
)

Net change in unrealized appreciation (depreciation)

(49,307
)

—

(49,307
)

Ending Balance 03/31/19

$
186,736

$
216,292

$
403,028

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/19

$
(49,307
)

$
—

$
(49,307
)

Notes to Portfolios of Investments (unaudited)
March 31, 2019

           Common
           Stocks

           Corporate
           Non-
           Convertible
           Bond

Total

Global Resources Fund

Beginning Balance 12/31/18

$
4,606,245

$
2,805,938

$
7,412,183

Paydowns/Maturities

—

(210,445
)

(210,445
)

Net change in unrealized appreciation (depreciation)

(852,567
)

—

(852,567

Ending Balance 03/31/19

$
3,753,678

$
2,595,492

$
6,349,170

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/19

$
(852,567
)

$
—

$
(852,567
)

Common Stock

           Corporate
           Non-
           Convertible
           Bond

Warrants

Total

World Precious Minerals Fund

Beginning Balance 12/31/18

$
0

$
748,250

$
0

$
748,250

Paydown/Maturities

—

(56,120
)

0

(56,120
)

Net change in unrealized appreciation (depreciation)

0

—

0

0

Ending Balance 03/31/19

$
0

$
692,131

$
0

$
692,131

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/19

$
—

$
—

$
—

$
—

           Common
           Stocks

           Corporate
           Non-
           Convertible
           Bond

Total

Gold and Precious Metals Fund

Beginning Balance 12/31/18

$
0

$
280,594

$
280,594

Paydowns/Maturities

—

(21,044
)

(21,044
)

Ending Balance 03/31/19

$
0

$
259,550

$
259,550

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/19

$
—

$
—

$
—

Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at period end are as follows:

           Fair Value at
           03/31/19

           Valuation
           Technique(s)

           Unobservable
           Input

           Range (Weighted
           Average)

Holmes Macro Trends Fund

Investments in Securities

Common Stocks

0

Market Transaction(1)

Discount

100%

Common Stocks

186,736

Method of Comparables Pricing (2)

Multiples

7.7 – 24.3 (10.1)

Corporate Note

216,292

Market Transaction(1)

Discount

0%

Global Resources Fund

Investments in Securities

0% - 100% discount

Common Stocks

494,894

Market Transaction(1)

Discount

(99% discount)

Common Stocks

3,258,784

Method of Comparables Pricing (2)

Multiples

7.7 – 24.3 (10.1)

Corporate Note

2,595,492

Market Transaction(1)

Discount

0%

Notes to Portfolios of Investments (unaudited)
March 31, 2019

           Fair Value at
           03/31/19

           Valuation
           Technique(s)

           Unobservable
           Input

           Range (Weighted
           Average)

World Precious Minerals Fund

Investments in Securities

Common Stocks

-

Market Transaction(1)

Discount

100%

Special Warrants

-

Market Transaction(1)

Discount

100%

Corporate Note

692,131

Market Transaction(1)

Discount

0%

Gold and Precious Metals Fund

Investments in Securities

Common Stocks

0

Market Transaction(1)

Discount

100%

0% - 100% discount

Corporate Notes

259,550

Market Transaction(1)

Discount

(65% discount)

(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)
        The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the
Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation
    Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2019.

Shares of Affiliated Companies

Global Resources Fund

December 31, 2018

Additions

Reductions

March 31, 2019

Caribbean Resources Corp.

17

—

—

17

Libero Copper Corp.

3,875,000

—

—

3,875,000

Pacific Green Energy Corp.

2,400,000

—

—

2,400,000

At March 31, 2019, the value of investments in affiliated companies was $311,716, representing 0.51% of net assets, and the total cost was $28,210,559. Net realized loss on transactions was $0 and there was no income earned for the period.

Notes to Portfolios of Investments (unaudited)
March 31, 2019

Shares of Affiliated Companies

World Precious Minerals Fund

December 31, 2018

Additions

Reductions

March 31, 2019

Argo Gold, Inc.

2,967,500

—

—

2,967,500

Barksdale Capital Corp.

2,700,000

—

—

2,700,000

Barsele Minerals Corp.

7,050,000

100,000

—

7,150,000

Chakana Copper Corp.

4,600,000

—

—

4,600,000

CopperBank Resources Corp.

22,979,418

—

—

22,979,418

Dolly Varden Silver Corp.

8,428,000

—

—

8,428,000

Fremont Gold, Ltd.

4,000,000

—

—

4,000,000

Mammoth Resources Corp.

2,171,200

—

—

2,171,200

Polarx, Ltd.

15,653,968

10,000,000

—

25,653,968

Radisson Mining Resources, Inc.

8,244,000

—

(804,000
)

7,440,000

Toachi Mining, Inc.

6,000,000

—

—

6,000,000

TriStar Gold, Inc.

31,130,000

—

—

31,130,000

TriStar Gold, Inc., Warrants

1,000,000

—

—

1,000,000

VR Resources, Ltd.

3,000,000

—

—

3,000,000

VR Resources, Ltd., Warrants

862,500

—

(862,500
)

—
(a)

At March 31, 2019, the value of investments in affiliated companies was $14,660,903, representing 20.99% of net assets, and the total cost was $21,444,802. Net realized loss on transactions was $(21,412) and there was no income earned for the period.

(a)
At March 31, 2019, the company was no longer defined as an affiliate, although it was an affiliate company during the period.

Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund

           Acquisition
           Date

           Cost per
           Share/Unit

Interamerican Energy Corp., Corporate Note (November 2021)

05/25/12

$
100.00

Pacific Infrastructure Ventures, Inc.

08/06/10-11/22/10

$
1.00

As of March 31, 2019, the total cost of restricted securities was $642,917, and the total value was $403,028, representing 1.09% of net assets.

Global Resources Fund

           Acquisition
           Date

           Cost per
           Share/Unit

Brixton Metals Corp.

12/18/18

$
0.09

CruzSur Energy Corp.

08/30/17

$
0.79

Interamerican Energy Corp., Corporate Note (November 2021)

05/25/12

$
100.00

I-Pulse, Inc., 144A

10/04/07

$
1.88

Pacific Infrastructure Ventures, Inc.

08/06/10-11/22/10

$
1.00

Notes to Portfolios of Investments (unaudited)
March 31, 2019

As of March 31, 2019, the total cost of restricted securities was $10,197,699, and the total value was $6,107,404, representing 9.94% of net assets.

World Precious Minerals Fund

           Acquisition
           Date

           Cost per
           Share/Unit

Argo Gold, Inc.

12/24/18

$
0.12

Brixton Metals Corp.

12/13/18

$
0.09

Interamerican Energy Corp., Corporate Note (November 2021)

05/25/12

$
100.00

As of March 31, 2019, the total cost of restricted securities was $855,533, and the total value was $906,731, representing 1.30% of net assets.

Gold and Precious Metals Fund

           Acquisition
           Date

           Cost per
           Share/Unit

Interamerican Energy Corp., Corporate Note (November 2021)

05/25/12

$
100.00

North American Palladium, Ltd.

12/20/18

$
7.41

As of March 31, 2019, the total cost of restricted securities was $815,558, and the total value was $1,068,900, representing 1.14% of net assets.

Open forward foreign currency contracts as of March 31, 2019, were as follows:

Fund

Counterparty

           Currency to
           Deliver

           Currency to
           Receive

           Settlement
           Date

           Settlement
           Value at
           March 31,
           2019

Net Unrealized Appreciation

Emerging Europe Fund

Brown Brothers Harriman & Co.

TRY
7,000,000

USD
1,276,836

4/4/2019

$
1,249,790

$
27,046

Brown Brothers Harriman & Co.

TRY
7,000,000

USD
1,259,632

4/19/2019

1,228,405

31,227

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

           By

        /s/ Jessica Chase

           Jessica Chase, Principal Executive Officer

           Date

        May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By

         /s/ Jessica Chase

           Jessica Chase, Principal Executive Officer

           Date

        May 23, 2019

           By

        /s/ Karen Shaw

           Karen Shaw, Principal Financial Officer

           Date

        May 23, 2019